Employee Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
401(k) Plan
Defined Contribution Plan Disclosure [Line Items]
Employee benefit plan, company contributions	$ 1.2	$ 1.0